Notes Payable, Net - Interest expense components (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Notes Payable, Net
Interest expense	$ 24,945	$ 18,662	$ 73,168	$ 52,045
Amortization of note payable origination costs	1,522	1,091	4,016	3,142
Total Interest Expense	$ 26,467	$ 19,753	$ 77,184	$ 55,187